Contingently Redeemable Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2020	Oct. 30, 2020	Dec. 31, 2019
Liquidation Preference			$ 169,819
Redemption through issuance of Cash		$ 63,176
Redemption through issuance of Class A Common Stock		$ 106,643
Number of Class A Common Shares Issued	[1]	10,600,347
Redeemable convertible preferred stock, shares authorized		0		8,838,825
Redeemable convertible preferred stock, shares issued		0		8,838,825
Carrying Amount				$ 61,907
Series H Preferred Stock [Member]
Liquidation Preference			124,779	$ 32,800
Redemption through issuance of Cash		18,136
Redemption through issuance of Class A Common Stock		$ 106,643
Number of Class A Common Shares Issued	[1]	10,600,347
Redeemable convertible preferred stock, shares authorized				8,814,825
Redeemable convertible preferred stock, shares issued				8,814,825
Issue Price				$ 2.82
Carrying Amount				$ 32,675
Series I Preferred Stock [Member]
Liquidation Preference			28,593	$ 25,700
Redemption through issuance of Cash		$ 28,593
Redemption through issuance of Class A Common Stock
Number of Class A Common Shares Issued	[1]
Redeemable convertible preferred stock, shares authorized				20,000
Redeemable convertible preferred stock, shares issued				20,000
Issue Price				$ 1,000.00
Carrying Amount				$ 25,412
Series J Preferred Stock [Member]
Liquidation Preference			$ 16,447	$ 4,000
Redemption through issuance of Cash		$ 16,447
Redemption through issuance of Class A Common Stock
Number of Class A Common Shares Issued	[1]
Redeemable convertible preferred stock, shares authorized				4,000
Redeemable convertible preferred stock, shares issued				4,000
Issue Price				$ 1,000.00
Carrying Amount				$ 3,820

[1]	Securities of the surviving company: SOC Telemed, Inc.